Property and Equipment (Brooklyn ImmunoTherapeutics, LLC)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property and Equipment
5.	Fixed Assets, Net

Fixed assets are recorded at cost and consist of the following at December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Site equipment	$8,856,000	$11,566,000
Machinery and equipment	1,570,000	1,887,000
Furniture and fixtures	314,000	461,000
Leasehold improvements	1,240,000	1,240,000
Vehicle	15,000	15,000
	11,995,000	15,169,000
Accumulated depreciation	(9,173,000)	(10,502,000)
Total	$2,822,000	$4,667,000

Depreciation expense totaled $2,358,000 and $2,382,000 for the years ended December 31, 2019 and 2018, respectively.

The geographic breakdown of the Company’s long-term tangible assets for the last two fiscal years were as follows:

	As of December 31,
	2019	2018
United States	$2,760,000	$4,526,000
Canada	62,000	141,000
Total fixed assets	$2,822,000	$4,667,000

Brooklyn Immunotherapeutics, LLC [Member]
Property and Equipment
NOTE 5	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	June 30,	December 31,
	2020	2019
Laboratory and manufacturing equipment	$287,342	$261,164
Leasehold improvements	414,504	414,504
	701,846	675,668
Less: accumulated depreciation and amortization	(69,543)	(21,905)
Property and equipment, net	$632,303	$653,763

Depreciation expense charged to operations for the six months ended June 30, 2020 was $47,638. Depreciation expense charged to operations for the six months ended June 30, 2019 was $5,096.

NOTE 5 PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2019	2018
Laboratory and manufacturing equipment	$261,164	$69,597
Leasehold improvements	414,504	-
	675,668	69,597
Less: accumulated depreciation and amortization	(21,905)	(1,498)
Property and equipment, net	$653,763	$68,099

Depreciation expense charged to operations during the year ended December 31, 2019 was $20,407. Depreciation expense charged to operations was $1,498 and $6,888 and during the periods from November 6, 2018 through December 31, 2018 and from January 1, 2018 through November 5, 2018, respectively.

As of December 31, 2019, the Company has $64,461 of leasehold improvements that had not yet been placed into service. No depreciation expense is recorded on fixed assets in process until such time as the assets are completed and are placed into service. These fixed assets in process were placed into service on February 14, 2020.